RELATED PARTIES - Schedule of Anta Sports transactions (Details) - ANTA Sports and subsidiaries - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Purchases of goods and services from ANTA Sports and subsidiaries	$ 52.2	$ 31.4	$ 26.7
Sales of goods and services to ANTA Sports and subsidiaries	$ 41.1	$ 30.8	$ 1.1